Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 95,277	$ 13,053	¥ 253,125	¥ 67,519
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt investments maturity	1 year	1 year	1 year